Cover	6 Months Ended
Apr. 30, 2020
Cover page.
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Current Fiscal Year End Date	--10-31